The
GABELLI
Westwood
Funds


                                   Equity Fund
                                  Balanced Fund
                             Intermediate Bond Fund
                              SmallCap Equity Fund
                                   Realty Fund


SEMI-ANNUAL REPORT
MARCH 31, 1998

                           The GABELLI Westwood Funds

                               Semi-Annual Report
                                 March 31, 1998

            ***** Equity Fund                   o  SmallCap Equity Fund
            **** Balanced Fund                  o  Realty Fund
                                                o  Intermediate Bond Fund

      Morningstar rated the Equity Fund 5 stars overall and for the three and five year periods and 4 stars for the ten year period ended 3/31/98. Morningstar rated the Balanced Fund 4 stars overall and for the three and five year periods ended 3/31/98. The Funds were rated among 2437, 1363 and 698 domestic equity funds for the three, five and ten year periods ended 3/31/98, respectively.


To Our Shareholders,

      We are pleased to provide the March 31, 1998 semi-annual report for The Gabelli Westwood Funds, including the Equity Fund, Balanced Fund, SmallCap Equity Fund, Realty Fund and Intermediate Bond Fund.

Economic Commentary

      Although the equity markets experienced increased levels of volatility during the previous six months, the end result was double-digit returns for investors who chose to weather one of the most volatile periods on record. The closing months of 1997 were particularly frightening for investors as concerns that the financial crises impacting the Southeast Asian markets might soon begin impacting the U.S. markets. This perception was relatively short-lived for U.S investors. Following a one-day, seven percent drop in October for the Dow Jones Industrial Average, the markets bounced back and continued to trend higher, ending the year on a strong note. The positive tone in the markets has continued during the first three months of 1998.

      Despite concerns in the Asian markets, the U.S. economy remains vibrant. The strong economic growth and low inflation have kept the Federal Reserve policy makers in a neutral stance since March 1997.

--------------------------------------------------------------------------------
Past performance is no guarantee of future results. Total returns and average annual returns reflect changes in share price and reinvestment of dividends and are net of expenses. The net asset value of the Fund is reduced on the ex-dividend (payment) date by the amount of the dividend paid. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed they may be worth more or less than their original cost. Morningstar proprietary ratings reflect historical risk-adjusted performance as of March 31, 1998 and are subject to change every month. Morningstar ratings are calculated from the Funds' 3, 5 and 10 year average annual returns in excess of 90-day T-bill returns with appropriate fee adjustments and a risk factor that reflects fund performance below 90-day T-bill returns. The top 10% of the funds in an investment category receive 5 stars and the next 22.5% receive 4 stars.

Equity Fund

      For the six months ended March 31, 1998, the ***** rated Equity Fund Retail Class' total return was 10.5% and the Service Class' total return was 10.3%. The Standard & Poor's (S&P) 500 Index had a return of 14.0% over the same period. The index is an unmanaged indicator of stock market performance. The Retail Class was up 39.2% and the Service Class was up 38.7% over the trailing twelve month period. The S&P 500 rose 48.0% over the same twelve month period.

      For the ten year period ended March 31, 1998, the Retail Class' return averaged 17.2% annually, versus an average annual return of 18.9% for the S&P
500. Since their respective inception dates of January 2, 1987 and January 28, 1994 through March 31, 1998, the Retail Class has a total return of 451.5% and the Service Class has a total return of 141.5%, which equate to average annual returns of 16.4% and 23.5%, respectively.

      We have maintained an overall invested level of approximately 90% but have moderated the overall risk in the portfolio by increasing our exposure to higher yielding securities with strong prospects for underlying growth. These new investments have included selected electric utility companies such as PG&E Corp., Southern Company and Florida Progress. We also remain invested in REITs and have made new investments in Vornado and Starwood Lodging Trust.

      Throughout the previous six months, our commitment to the utility, technology and finance sectors and specific stock selection in health care have contributed to the Fund's performance. Although the market's perception of the energy sector is less positive, we believe that the longer term outlook for this group remains attractive; particularly for companies that have direct or related exposure to the more stable natural gas businesses. Top performing stocks during the previous six months included: Lucent Technologies, Sterling Software, SBC Communications, WorldCom and SmithKline Beecham.

      The Equity Fund continued to receive favorable press during the previous six months and was featured in several financial publications including Smart Money, Money Magazine and remains one of the "top 100 mutual funds" in Louis Rukeyser's Mutual Fund Newsletter.

Balanced Fund

      For the six months ended March 31, 1998, the **** rated Balanced Fund Retail Class' total return was 8.4% and the Service Class' total return was 8.2%. A blended composite of 60% of the Standard & Poor's (S&P) 500 and 40% of the Lehman Brothers Government/Corporate Bond (LBG/C) Index had a return of 10.3% over the same period. Each index is an unmanaged indicator of investment performance. The Retail Class was up 29.1% and the Service Class was up 28.7% over the trailing twelve month period. The blended composite of 60% of the S&P 500 and 40% of the LBG/C Index rose 33.7% over the same twelve month period.

--------------------------------------------------------------------------------
As of March 31, 1998, the Equity Fund Retail Class was included in The Rukeyser
100. The Rukeyser 100 ranks mutual funds according to three year returns. The portfolio manager must be in place for at least three years. The ranking does not include funds with front or back end loads greater than 3% or funds that are closed to new investors, have less than $50 million in assets, have minimums of $100,000 or more, have trust restrictions or are single-state municipal bond funds. The Rukeyser 100 uses Lipper and Morningstar as sources of information.

      For the five year period ended March 31, 1998, the Retail Class' return averaged 17.8% annually, versus an average annual return of 16.2% for the blended composite of 60% of the S&P 500 and 40% of the LBG/C Index. Since their respective inception dates of October 1, 1991 and April 6, 1993 through March 31, 1998, the Retail Class has a total return of 168.4% and the Service Class has a total return of 124.4%, which equate to average annual returns of 16.4% and 17.6%, respectively.

      As of March 31, 1998, the Balanced Fund had approximately 59% invested in equities, 37% invested in fixed income and 4% invested in short term securities. Strategies for the Equity and Intermediate Bond Funds which are discussed in this letter, also apply to their respective components in the Balanced Fund.

Intermediate Bond Fund

      For the six months ended March 31, 1998, the Intermediate Bond Fund's total return was 4.8%. The Lehman Brothers Government/Corporate Bond (LBG/C) Index had a return of 4.8% over the same period. The index is an unmanaged indicator of investment performance. The Fund was up 12.4% over the trailing twelve month period. The LBG/C Index rose 12.4% over the same twelve month period.

      For the five year period ended March 31, 1998, the Fund's return averaged 6.2% annually, versus an average annual return of 7.0% for the LBG/C Index. Since inception on October 1, 1991 through March 31, 1998, the Fund has a total return of 58.0%, which equates to an average annual return of 7.3%.

      The bond market's strength in the fourth quarter of 1997 was driven by concerns in Asia and a traditional flight to quality by many investors. The strength in the market was further supported by moderate economic growth and a lack of evidence of inflation. Performance has been bolstered through new investments in selected high yield corporate bond holdings as well as selected investments in the stealth performing asset-backed sector. The Intermediate Bond Fund was ranked among the top 4% of all intermediate bond funds at year end by Lipper Analytical Services.

SmallCap Equity Fund

      For the six months ended March 31, 1998, the SmallCap Equity Fund's total return was 9.1%. The Russell 2000 Index had a return of 6.4% over the same period. The index is an unmanaged indicator of stock market performance. Since inception on April 15, 1997 through March 31, 1998, the Fund has a total return of 58.0%, versus a return of 42.7% for the Russell 2000.

      For the previous six months, commitments to the technology and health care sectors as well as equity selections in the financial sector contributed to performance. The Fund was underweighted in the manufacturing and transportation sectors, which were two areas that underperformed. Top performing holdings for the previous six months included: Whole Foods Market, Alaska Airgroup, Movado Group, Hyperion Software and Showbiz Pizza Time.

Realty Fund

      For the six months ended March 31, 1998 and since inception on September 30, 1997, the Realty Fund's total return was 5.0%. The National Association of REITs (NAREIT) Index had a return of 1.3% over the same period. The index is an unmanaged indicator of investment performance.

      During the last three months of 1997, Real Estate Investment Trusts added to already impressive gains for the year. A strong domestic economy coupled with low interest rates provided for another solid period of performance. During the most recent quarter, expected heavy issuance of new securities along with REITs desire to acquire capital for acquisitions, weighed on the REIT market. Top performing REITs for the previous six months included: Newhall Land, Excel Realty, Security Capital Industrial Trust, Colonial Properties and Weingarten Realty.

Change of Names

      On July 27, 1994, Westwood Management Corp. ("Westwood") entered into an agreement with Gabelli Funds, Inc. to form a new limited liability company, Teton Advisers LLC ("Teton"). On October 6, 1994, Teton entered into a new investment advisory agreement with The Westwood Funds ("Funds") and a sub-advisory agreement with Westwood. The terms of the sub-advisory agreement with Westwood Management Corp. state that Westwood would continue to manage the assets of the Funds. On November 7, 1997, the members of Teton approved a change in name to Gabelli Advisers LLC. Additionally, on November 18, 1997, the Board of Trustees approved a change in name of The Westwood Funds to The Gabelli Westwood Funds to reflect the more closely aligned relationship with the Gabelli family of funds. Effective February 2, 1998, Gabelli Advisers changed its corporate tax status to a "C" corporation and is now known as Gabelli Advisers, Inc.

Minimum Initial Investment - $1,000

      The Funds' minimum initial investment for both regular and retirement accounts is $1,000. There are no subsequent investment minimums. No initial minimum is required for those establishing an Automatic Investment Plan. Additionally, the Gabelli Westwood Funds and other Gabelli Funds are available through the no-transaction fee programs at many major discount brokerage firms.

The Roth IRA

      The Taxpayer Relief Act of 1997 included new tax incentives and more opportunities to save for retirement and other major expenditures. The Roth IRA is just one of these new opportunities now available. Our investor representatives are available at 1-800-GABELLI (1-800-422-3554) to speak with you about establishing a new Roth IRA and to discuss your investment choices.

Gabelli U.S. Treasury Money Market Fund

      Shareholders of any of the Gabelli Funds may invest in The Gabelli U.S. Treasury Money Market Fund with an initial investment of $3,000 or more. The Fund provides checkwriting and exchange privileges. The Fund's expenses are capped at 0.30% of average net assets, making it one of the most attractive U.S. Treasury-only money market funds. With dividends that are exempt from state and local income taxes in all states, the Fund is an excellent vehicle in which to store idle cash. An investment in The Gabelli U.S. Treasury Money Market Fund is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the Fund will maintain a stable $1 per share net asset value. Call us at 1-800-GABELLI (1-800-422-3554) for a prospectus which gives a more complete description of the Fund, including management fees and expenses. Read the prospectus carefully before you invest or send money.

Internet

      You can now visit us on the Internet. Our home page at http://www.gabelli.com contains information about Gabelli Funds, Inc., the Gabelli Westwood Funds, IRAs, 401(k)s, quarterly reports, closing prices and other current news. You can send us e-mail at info@gabelli.com.

Gabelli Westwood Mighty Mites(SM) Fund

      The Gabelli Westwood Mighty Mites(SM) Fund was launched on May 11, 1998. Gabelli Advisers, Inc. has assembled a team of experienced portfolio managers, including Mario J. Gabelli, Marc J. Gabelli, Laura M. Linehan and Walter K. Walsh, to select stocks with market capitalizations of less than $300 million. The Mighty Mites(SM) Fund is no load with a $1,000 minimum investment. Please call 1-800-GABELLI (1-800-422-3554) for a prospectus and application.

Capital Market Outlook

      At the beginning of 1998, I had an opportunity to view first hand many countries in Southeast Asia. Although the situation in the Far East is likely to remain problematic for some period of time, the effects of this crisis on the U.S. economy may be less than originally perceived. Despite the concerns in Asia, we expect the markets at home to continue to pass through new highs. Even in this environment, we continue to find opportunities for investing shareholder's assets but are mindful that good fundamental research will be the best way to ensure that we find the best ideas for the portfolio.

      The Funds' daily net asset value is available in the financial press and each evening after 6:00 PM (Eastern Time) by calling 1-800-GABELLI (1-800-422-3554) or 1-800-WESTWOOD (1-800-937-8966). Please call us during the business day for further information.

      We thank you for your loyalty and as always, pledge our best efforts on your behalf.


                                    Sincerely,

                                    /s/ Susan M. Byrne

                                    Susan M. Byrne
                                    President and Chief Investment Officer
May 15, 1998

Gabelli Westwood Equity Fund
Portfolio of Investments -- March 31,1998 (Unaudited)
================================================================================

                                                                                     Market
         Shares                                                     Cost              Value
         ------                                                     ----              -----
                    COMMON STOCKS -- 93.2%
                    Aerospace -- 2.5%
         43,694     Lockheed Martin Corp. ...............      $  3,989,091      $  4,915,575
                                                               ------------      ------------
                    Automotive -- 5.0%
         61,100     Chrysler Corp. ......................         1,998,392         2,539,469
         50,400     Eaton Corp. .........................         3,817,320         4,797,450
         44,800     Lear Corp.+ .........................         1,745,491         2,525,600
                                                               ------------      ------------
                                                                  7,561,203         9,862,519
                                                               ------------      ------------
                    Business Services -- 0.1%
          8,075     Sodexho Marriott Services Inc. ......           153,316           214,492
                                                               ------------      ------------
                    Communications Equipment -- 3.5%
         54,200     Lucent Technologies Inc. ............         3,814,659         6,930,825
                                                               ------------      ------------
                    Computer Equipment -- 2.8%
         53,100     International Business Machines Corp.         4,433,406         5,515,763
                                                               ------------      ------------
                    Computer Software and Services -- 4.1%
         59,977     Sterling Commerce Inc.+ .............         1,855,566         2,781,433
         92,100     Sterling Software Inc.+ .............         3,660,794         5,203,650
                                                               ------------      ------------
                                                                  5,516,360         7,985,083
                                                               ------------      ------------
                    Diversified Industrial -- 2.5%
         70,800     Aluminum Company of America .........         4,928,508         4,871,925
                                                               ------------      ------------
                    Electronics -- 1.2%
         95,300     Berg Electronics Corp.+ .............         1,851,266         2,448,019
                                                               ------------      ------------
                    Energy -- 22.3%
         68,500     Apache Corp. ........................         2,400,956         2,517,375
        128,900     Baker Hughes Inc. ...................         4,788,099         5,188,225
         52,260     Burlington Resources Inc. ...........         2,354,606         2,505,214
        120,900     Florida Progress Corp. ..............         4,509,974         5,040,019
        173,500     Houston Industries Inc. .............         3,809,169         4,988,125
         67,000     Mobil Corp. .........................         4,486,586         5,133,875
         72,400     Pennzoil Co. ........................         4,568,354         4,678,850
        154,900     PG&E Corp. ..........................         4,588,148         5,111,700
         82,300     Pioneer Natural Resources Co. .......         2,879,697         2,047,213
         57,200     Southern Co. ........................         1,346,747         1,583,725
         86,400     Texaco Inc. .........................         4,427,246         5,205,600
                                                               ------------      ------------
                                                                 40,159,582        43,999,921
                                                               ------------      ------------
                    Entertainment -- 1.7%
         46,100     Time Warner Inc. ....................         2,237,603         3,319,200
                                                               ------------      ------------
                    Equipment and Supplies -- 2.7%
         87,100     Deere & Co. .........................         4,289,033         5,394,756
                                                               ------------      ------------
                    Financial Services -- 5.5%
        108,100     ABN Amro Holding NV, ADR ............         2,110,577         2,520,081
         28,800     Ahmanson (H.F.)  & Co. ..............         1,380,087         2,232,000
        225,700     Anthracite Capital Inc.+ ............         3,406,148         3,385,500
         47,300     First Union Corp. ...................         2,332,586         2,684,275
                                                               ------------      ------------
                                                                  9,229,398        10,821,856
                                                               ------------      ------------
                    Food and Beverage -- 6.1%
        103,200     Anheuser Busch Companies Inc. .......         4,301,877         4,779,450
         84,100     Campbell Soup Co. ...................         2,191,955         2,201,150
         66,200     International Home Foods Inc.+ ......         2,191,955         2,201,150
          8,410     Vlasic Foods International Inc.+ ....           171,404           214,981
                                                               ------------      ------------
                                                                 10,416,114        11,968,256
                                                               ------------      ------------
                    Health Care -- 6.4%
         78,800     Genzyme Corp. (General Division)+ ...         1,967,336         2,521,600
          1,000     Genzyme Corp. (Tissue Repair)+ ......                 0             8,625
         81,900     SmithKline Beecham plc, ADR .........         4,067,159         5,123,869
        136,000     Tenet Healthcare Corp.+ .............         3,589,436         4,938,500
                                                               ------------      ------------
                                                                  9,623,931        12,592,594
                                                               ------------      ------------
                    Hotels -- 1.2%
         32,300     Marriott International Inc.+ ........           880,621         1,201,156
         32,300     Marriott International Inc., Cl. A+ .           854,187         1,156,744
                                                               ------------      ------------
                                                                  1,734,808         2,357,900
                                                               ------------      ------------
                    Insurance -- 5.6%
         25,700     CIGNA Corp. .........................      $  3,969,426      $  5,268,500
        103,300     Conseco Inc. ........................         3,971,230         5,849,363
                                                               ------------      ------------
                                                                  7,940,656        11,117,863
                                                               ------------      ------------
                    Real Estate Investment Trusts -- 6.4%
         26,300     Arden Realty Inc. ...................           744,619           749,550
          9,100     Brandywine Realty Trust .............           218,400           216,694
         68,100     Crescent Real Estate ................         1,875,881         2,451,600
         38,600     Highwoods Properties Inc. ...........         1,296,863         1,363,063
         85,499     Patriot American Hospitality Inc. ...         1,923,251         2,308,473
         13,900     Simon Debartolo Group Inc. ..........           461,766           476,075
         44,800     Starwood Lodging Trust ..............         2,531,499         2,394,000
         59,400     Vornado Realty Trust ................         2,643,285         2,587,613
                                                               ------------      ------------
                                                                 11,695,564        12,547,068
                                                               ------------      ------------
                    Retail -- 2.5%
         65,300     CVS Corp. ...........................         3,285,000         4,930,150
                                                               ------------      ------------
                    Telecommunications -- 11.1%
         52,400     Bell Atlantic Corp. .................         3,710,308         5,371,000
         87,400     GTE Corp. ...........................         4,006,089         5,233,075
        130,200     SBC Communications Inc. .............         3,782,982         5,679,975
        128,800     WorldCom Inc.+ ......................         4,585,959         5,546,450
                                                               ------------      ------------
                                                                 16,085,338        21,830,500
                                                               ------------      ------------
                    TOTAL COMMON STOCKS .................       148,944,836       183,624,265
                                                               ------------      ------------
                    PREFERRED STOCKS -- 1.5%
                    Energy -- 0.6%
         22,000     Houston Industries Inc. 7.00%, Pfd. .         1,014,545         1,425,875
                                                               ------------      ------------
                    Real Estate -- 0.3%
         20,000     Crescent Real Estate 6.75%, Pfd. ....           500,000           510,000
                                                               ------------      ------------
                    Real Estate Investment Trusts -- 0.6%
         31,000     Excel Realty Trust 8.50%,
                      Pfd. Ser. A .......................           775,000         1,100,500
                                                               ------------      ------------
                    TOTAL PREFERRED STOCKS ..............         2,289,545         3,036,375
                                                               ------------      ------------
                    WARRANTS -- 0.0%
            500     Security Capital Group ..............                 0             1,656
                                                               ------------      ------------
      Principal
         Amount
         ------
                    CORPORATE BONDS -- 0.6%
                    Real Estate Investment Trusts -- 0.6%
    $ 1,150,000     Crescent Real Estate Equities Co.,
                      6.625%, 09/15/02 ..................         1,145,442         1,137,063
                                                               ------------      ------------
                    U.S. TREASURY OBLIGATIONS -- 5.2%
     10,500,000     U.S. Treasury Bills, 5.11% to 5.24%,
                      due 04/09/98 to 01/07/99++ ........        10,266,061        10,262,001
                                                               ------------      ------------
                    TOTAL INVESTMENTS --
                      100.5% ............................      $162,645,884       198,061,360
                                                               ============
                    Other Assets and
                      Liabilities (Net) -- (0.5)% .......                          (1,027,529)
                                                                                 ------------
                    NET ASSETS -- 100.0% ................                        $197,033,831
                                                                                 ============

For Federal tax purposes:
                    Aggregate cost ......................                        $162,645,884
                                                                                 ============
                    Gross unrealized appreciation .......                        $ 37,135,246
                    Gross unrealized depreciation .......                          (1,719,770)
                                                                                 ------------
                    Net unrealized appreciation .........                        $ 35,415,476
                                                                                 ============

 + Non-income producing security.
++ Represents annualized yield at date of purchase.


                 See accompanying notes to financial statements.

Gabelli Westwood Balanced Fund
Portfolio of Investments -- March 31,1998 (Unaudited)
================================================================================

                                                                                     Market
         Shares                                                     Cost              Value
         ------                                                     ----              -----
                    COMMON STOCKS - 58.1%
                    Aerospace -- 1.6%
         18,027     Lockheed Martin Corp. ...............      $  1,452,153      $  2,028,038
                                                               ------------      ------------
                    Automotive -- 3.1%
         23,800     Chrysler Corp. ......................           747,773           989,188
         20,200     Eaton Corp. .........................         1,431,785         1,922,787
         19,100     Lear Corp.+ .........................           716,114         1,076,763
                                                               ------------      ------------
                                                                  2,895,672         3,988,738
                                                               ------------      ------------
                    Business Services -- 0.1%
          3,425     Sodexho Marriott Services Inc. ......            65,351            90,977
                                                               ------------      ------------
                    Communications Equipment -- 2.0%
         20,800     Lucent Technologies Inc. ............         1,390,137         2,659,800
                                                               ------------      ------------
                    Computer Equipment -- 1.7%
         21,200     International Business Machines Corp.         1,648,267         2,202,150
                                                               ------------      ------------
                    Computer Software and Services -- 2.5%
         23,718     Sterling Commerce Inc.+ .............           653,467         1,099,922
         39,200     Sterling Software Inc.+ .............         1,524,578         2,214,800
                                                               ------------      ------------
                                                                  2,178,044         3,314,722
                                                               ------------      ------------
                    Diversified Industrial -- 1.6%
         29,800     Aluminum Company of America .........         1,979,716         2,050,613
                                                               ------------      ------------
                    Electronics -- 0.9%
         43,500     Berg Electronics Corp.+ .............           887,835         1,117,406
                                                               ------------      ------------
                    Energy -- 14.4%
         30,600     Apache Corp. ........................         1,067,839         1,124,550
         52,700     Baker Hughes Inc. ...................         1,929,432         2,121,175
         23,467     Burlington Resources Inc. ...........         1,049,029         1,124,949
         51,100     Florida Progress Corp. ..............         1,910,683         2,130,231
         77,900     Houston Industries Inc. .............         1,755,199         2,239,624
         26,200     Mobil Corp. .........................         1,678,048         2,007,575
         31,400     Pennzoil Co. ........................         1,959,467         2,029,225
         67,400     PG&E Corp. ..........................         2,002,639         2,224,200
         36,200     Pioneer Natural Resources Co. .......         1,253,472           900,475
         35,000     Southern Co. ........................           820,185           969,063
         33,700     Texaco Inc. .........................         1,619,144         2,030,425
                                                               ------------      ------------
                                                                 17,045,138        18,901,492
                                                               ------------      ------------
                    Entertainment -- 1.1%
         19,800     Time Warner Inc. ....................           985,056         1,425,600
                                                               ------------      ------------
                    Equipment and Supplies -- 1.7%
         35,600     Deere & Co. .........................         1,671,509         2,204,975
                                                               ------------      ------------
                    Financial Services -- 3.2%
         44,500     ABN Amro Holding NV, ADR ............           873,241         1,037,406
         10,700     Ahmanson (H.F.) & Co. ...............           505,967           829,250
         86,000     Anthracite Capital Inc. + ...........         1,300,974         1,290,000
         18,200     First Union Corp. ...................           897,406         1,032,850
                                                               ------------      ------------
                                                                  3,577,587         4,189,506
                                                               ------------      ------------
                    Food and Beverage -- 3.8%
         42,000     Anheuser Busch Companies Inc. .......         1,704,967         1,945,125
         34,100     Campbell Soup Co. ...................         1,494,417         1,935,175
         28,100     International Home Foods Inc.+ ......           936,859           934,325
          3,410     Vlasic Foods International Inc.+ ....            68,290            87,168
                                                               ------------      ------------
                                                                  4,204,533         4,901,793
                                                               ------------      ------------
                    Health Care -- 4.0%
         30,800     Genzyme Corp. (General Division)+ ...           743,273           985,600
         33,500     SmithKline Beecham plc, ADR .........         1,676,433         2,095,844
         57,200     Tenet Healthcare Corp.+ .............         1,477,444         2,077,075
                                                               ------------      ------------
                                                                  3,897,150         5,158,519
                                                               ------------      ------------
                    Hotels -- 0.8%
         13,700     Marriott International Inc.+ ........           375,368           509,469
         13,700     Marriott International Inc., Cl. A+ .           364,101           490,631
                                                               ------------      ------------
                                                                    739,469         1,000,100
                                                               ------------      ------------
                    Insurance -- 3.3%
         10,000     CIGNA Corp. .........................         1,373,256         2,050,000
         40,400     Conseco Inc. ........................         1,541,220         2,287,650
                                                               ------------      ------------
                                                                  2,914,476         4,337,650
                                                               ------------      ------------
                    Real Estate Investment Trusts -- 4.0%
         31,000     Crescent Real Estate ................           777,119         1,116,000
         15,700     Highwoods Properties Inc. ...........           485,368           554,406
         39,726     Patriot American Hospitality Inc. ...           894,068         1,072,602
          7,400     Simon Debartolo Group Inc. ..........           246,050           253,450
         20,500     Starwood Lodging Trust ..............         1,141,341         1,095,469
         24,200     Vornado Realty Trust ................         1,072,305         1,054,213
                                                               ------------      ------------
                                                                  4,616,250         5,146,140
                                                               ------------      ------------
                    Retail -- 1.7%
         29,900     CVS Corp. ...........................         1,515,707         2,257,450
                                                               ------------      ------------
                    Telecommunications -- 6.6%
         20,300     Bell Atlantic Corp. .................         1,416,895         2,080,750
         35,600     GTE Corp. ...........................         1,591,025         2,131,550
         50,200     SBC Communications Inc. .............         1,397,077         2,189,975
         53,300     WorldCom Inc.+ ......................         1,891,251         2,295,231
                                                               ------------      ------------
                                                                  6,296,249         8,697,506
                                                               ------------      ------------
                    TOTAL COMMON STOCKS .................        59,960,299        75,673,175
                                                               ------------      ------------
                    PREFERRED STOCKS -- 0.7%
                    Energy -- 0.5%
          9,500     Houston Industries Inc. 7.00%, Pfd. .           438,086           615,719
                                                               ------------      ------------
                    Real Estate -- 0.2%
         11,000     Crescent Real Estate 6.75%, Pfd. ....           275,000           280,500
                                                               ------------      ------------
                    TOTAL PREFERRED STOCKS ..............           713,086           896,219
                                                               ------------      ------------
                    WARRANTS -- 0.0%
            500     Security Capital Group ..............                 0             1,656
                                                               ------------      ------------
      Principal
         Amount
         ------
                    ASSET BACKED SECURITIES -- 3.6%
    $   700,000     Contimortgage Home Equity Loan
                      Trust 97-3 Cl. A7, 7.28%,
                      05/15/24 ..........................           699,589           718,375
        124,569     EQCC Home Equity
                      96-1 Cl. A2, 5.82%, 09/15/09 ......           121,515           124,438
         13,431     EQCC Home Equity Loan Trust
                      93-3 Cl. A, 5.15%, 09/15/08 .......            13,424            13,162
        230,000     Ford Motor Credit Auto Loan
                      Master Trust 95-1 Cl. A,
                      6.50%, 08/15/02 ...................           228,693           232,806
         36,946     GMAC Grantor Trust
                      95-A Cl. A, 7.15%, 03/15/00 .......            36,944            37,138
        705,297     GMAC Grantor Trust
                      97-A Cl. A, 6.50%, 04/15/02 .......           707,036           709,705
        516,897     GNMA POOL #344946,
                      7.00%, 06/15/23 ...................           526,180           524,004
        328,663     Green Tree Financial Corp.
                      96-3 Cl. A2, 6.45%, 05/15/27 ......           328,663           329,485
      1,000,000     GS Mortgage Securities Corp.,
                      6.94%, 07/13/30 ...................         1,014,293         1,037,501
         23,626     Olympic Automobile Receivables
                      Trust 96-C Cl. A2,
                      6.30%, 01/15/00 ...................            23,620            23,640

                 See accompanying notes to financial statements.

Gabelli Westwood Balanced Fund
Portfolio of Investments (Continued) -- March 31,1998 (Unaudited)
================================================================================

      Principal                                                                      Market
         Amount                                                     Cost              Value
         ------                                                     ----              -----
                    ASSET BACKED SECURITIES (Continued)
    $ 1,000,000     Premier AutoTrust 1998-1A4,
                      5.70%, 10/06/02 ...................      $    999,900      $    993,750
                                                               ------------      ------------
                    TOTAL ASSET BACKED
                      SECURITIES ........................         4,699,858         4,744,004
                                                               ------------      ------------
                    CORPORATE BONDS -- 9.3%
                    Aerospace -- 0.9%
        150,000     Lockheed Martin Corp.,
                      6.625%, 06/15/98 ..................           149,998           150,188
      1,000,000     Raytheon Co., 6.30%, 03/15/05 .......           997,756           996,000
                                                               ------------      ------------
                                                                  1,147,754         1,146,188
                                                               ------------      ------------
                    Automotive Finance -- 0.3%
        330,000     GMAC, 8.00%, 10/01/99 ...............           335,021           339,900
                                                               ------------      ------------
                    Business Services -- 1.4%
      1,000,000     USA Waste Services,
                      7.00%, 10/01/04 ...................           998,094         1,024,000
        750,000     WMX Technologies Inc.,
                      8.25%, 11/15/99 ...................           773,182           772,500
                                                               ------------      ------------
                                                                  1,771,276         1,796,500
                                                               ------------      ------------
                    Computer Software and Services -- 0.2%
        300,000     Oracle Corp., 6.72%, 02/15/04 .......           300,000           302,700
                                                               ------------      ------------
                    Financial Services -- 2.6%
        250,000     Amresco Inc., 9.875%, 03/15/05 ......           250,000           255,000
        600,000     Chase Capital II, 6.22%, 02/01/27 ...           599,496           572,400
      1,200,000     Donaldson Lufkin & Jenrette,
                      6.50%, 04/01/08 ...................         1,195,017         1,191,360
      1,500,000     Green Tree Financial Corp.,
                      6.42%, 05/15/29 ...................         1,499,300         1,503,749
                                                               ------------      ------------
                                                                  3,543,812         3,522,509
                                                               ------------      ------------
                    Health Care -- 0.6%
        760,000     Health Care Property Investors Inc.,
                      6.50%, 02/15/06 ...................           745,676           743,508
                                                               ------------      ------------
                    Insurance -- 0.5%
        640,000     CIGNA Corp., 8.25%, 01/01/07 ........           673,538           709,600
                                                               ------------      ------------
                    Manufacturing -- 0.2%
        250,000     Mark IV Industries Inc.,
                      7.50%, 09/01/07 ...................           248,279           252,500
                                                               ------------      ------------
                    Real Estate Investment Trusts -- 1.5%
        930,000     Crescent Real Estate Equities Co.,
                      6.625%, 09/15/02 ..................           926,886           919,538
        450,000     Kimco Realty, 7.46%, 05/29/07 .......           450,000           469,395
        325,000     Simon Debartolo Group Inc.,
                      6.875%, 11/15/06 ..................           324,011           322,156
        200,000     Simon Debartolo Group LP,
                      6.75%, 07/15/04 ...................           199,218           199,060
                                                               ------------      ------------
                                                                  1,900,115         1,910,149
                                                               ------------      ------------
                    Retail -- 0.8%
      1,000,000     Staples Inc., 7.125%, 08/15/07 ......           997,965         1,030,500
                                                               ------------      ------------
                    Specialty Chemicals -- 0.1%
        100,000     E.I. du Pont de Nemours and Co.,
                      9.15%, 04/15/00 ...................           104,240           106,200
                                                               ------------      ------------
                    Transportation -- 0.2%
        200,000     Norfolk Southern,
                      6.95%, 05/01/02 ...................           199,742           205,680
                                                               ------------      ------------
                    TOTAL CORPORATE BONDS ...............        11,967,417        12,065,934
                                                               ------------      ------------
      Principal                                                                      Market
         Amount                                                     Cost              Value
         ------                                                     ----              -----
                    U.S. GOVERNMENT AGENCY OBLIGATIONS -- 2.3%
    $   600,000     FNMA, 5.25%, 01/15/03 ...............      $    592,008      $   E584,826
      1,000,000     FNMA, 5.75%, 02/15/08 ...............           996,628           980,230
        130,000     FNMA, 7.20%, 07/25/25 ...............           130,506           130,221
      1,320,286     FNMA POOL #344830,
                      6.00%, 05/01/11 ...................         1,304,639         1,302,132
                                                               ------------      ------------
                    TOTAL U.S. GOVERNMENT
                      AGENCY OBLIGATIONS ................         3,023,781         2,997,409
                                                               ------------      ------------
                    U.S. TREASURY OBLIGATIONS -- 25.5%
                    U.S. TREASURY BILLS -- 3.8%
      5,000,000     U.S. Treasury Bills, 5.11% to 5.24%,
                      due 04/02/98 to 01/07/99++ ........         4,945,057         4,944,460
                                                               ------------      ------------
                    U.S. TREASURY NOTES -- 21.7%
        405,000     Notes, 6.25%, 06/30/98 ..............           405,288           405,919
      1,940,000     Notes, 7.00%, 04/15/99 ..............         1,964,012         1,968,130
        500,000     Notes, 6.375% 04/30/99 ..............           500,756           504,180
      3,000,000     Notes, 5.875%, 11/15/99 .............         3,013,600         3,011,880
      4,060,000     Notes, 5.875%, 02/15/00 .............         4,063,192         4,078,513
      3,010,000     Notes, 6.375%, 05/15/00 .............         3,032,162         3,054,578
      1,130,000     Notes, 7.75%, 02/15/01 ..............         1,190,296         1,191,675
      3,400,000     Notes, 6.25%, 01/31/02 ..............         3,442,169         3,463,206
      1,670,000     Notes, 6.25%, 02/28/02 ..............         1,667,371         1,701,647
      3,915,000     Notes, 6.50%, 05/31/02 ..............         3,961,734         4,028,261
      1,475,000     Notes, 6.25%, 06/30/02 ..............         1,493,451         1,504,692
        200,000     Notes, 7.50%, 02/15/05 ..............           220,455           219,968
        695,000     Notes, 6.875%, 05/15/06 .............           697,790           744,665
      1,810,000     Notes, 7.00%, 07/15/06 ..............         1,951,659         1,954,909
        475,000     Notes, 6.125%, 08/15/07 .............           488,764           488,124
                                                               ------------      ------------
                                                                 28,092,698        28,320,347
                                                               ------------      ------------
                    TOTAL U.S. TREASURY
                      OBLIGATIONS .......................        33,037,755        33,264,807
                                                               ------------      ------------
                    TOTAL INVESTMENTS -- 99.5% ..........      $113,402,196       129,643,204
                                                               ============
                    Other Assets and
                      Liabilities (Net) -- 0.5% .........                             590,404
                                                                                 ------------
                    NET ASSETS -- 100.0% ................                        $130,233,608
                                                                                 ============

For Federal tax purposes:
                    Aggregate cost                                               $113,402,196
                                                                                 ============
                    Gross unrealized appreciation .......                        $ 16,999,961
                    Gross unrealized depreciation .......                            (758,953)
                                                                                 ------------
                    Net unrealized appreciation .........                        $ 16,241,008
                                                                                 ============

  + Non-income producing security.
 ++ Represents annualized yield at date of purchase.

                 See accompanying notes to financial statements.

Gabelli Westwood Intermediate Bond Fund
Portfolio of Investments -- March 31,1998 (Unaudited)
================================================================================

      Principal                                                                      Market
         Amount                                                     Cost              Value
         ------                                                     ----              -----
                    ASSET BACKED SECURITIES -- 14.2%
    $   275,000     Contimortgage Home Equity Loan
                      Trust 97-3 Cl. A7, 7.28%,05/15/24 .      $    274,838      $    282,219
         40,293     EQCC Home Equity Loan Trust
                      93-3 Cl. A, 5.15%, 09/15/08 .......            40,273            39,487
        100,000     Ford Motor Credit Auto Loan
                      Master Trust 95-1 Cl. A, 6.50%,
                      08/15/02 ..........................            99,798           101,220
         24,631     GMAC Grantor Trust 95-A Cl. A,
                      7.15%, 03/15/00 ...................            24,629            24,759
        120,564     GMAC Grantor Trust 97-A Cl. A,
                      6.50%, 04/15/02 ...................           120,768           121,317
        109,554     Green Tree Financial Corp.
                      96-3 Cl. A2, 6.45%, 05/15/27 ......           109,554           109,828
        200,000     GS Mortgage Securities Corp.,
                      6.94%, 07/13/30 ...................           202,859           207,500
                                                               ------------      ------------
                    TOTAL ASSET BACKED
                      SECURITIES                                    872,721           886,330
                                                               ------------      ------------
                    CORPORATE BONDS -- 44.0%
                    Aerospace -- 2.4%
         50,000     Lockheed Martin Corp.,
                      6.625%, 06/15/98 ..................            49,999            50,063
        100,000     Raytheon Co., 6.30%, 03/15/05 .......            99,776            99,600
                                                               ------------      ------------
                                                                    149,775           149,663
                                                               ------------      ------------
                    Building and Construction -- 0.8%
         50,000     Kevco Inc., 10.375%, 12/01/07 .......            50,000            52,125
                                                               ------------      ------------
                    Business Services -- 9.1%
        150,000     USA Waste Services,
                      6.50%, 12/15/02 ...................           149,947           150,750
        150,000     USA Waste Services,
                      7.00%, 10/01/04 ...................           149,714           153,600
        250,000     WMX Technologies Inc.,
                      8.25%, 11/15/99 ...................           257,727           257,499
                                                               ------------      ------------
                                                                    557,389           561,849
                                                               ------------      ------------
                    Computer Software and Services -- 0.8%
         50,000     Flag Ltd., 8.25%, 01/30/08 ..........            50,000            51,125
                                                               ------------      ------------
                    Diversified Industrial -- 1.6%
         50,000     ATC Group Services Inc.,
                      12.00%, 01/15/08 ..................            50,000            50,688
         50,000     Graham Packaging,
                      8.75%, 01/15/08 ...................            50,000            50,000
                                                               ------------      ------------
                                                                    100,000           100,688
                                                               ------------      ------------
                    Energy -- 0.8%
         50,000     Forman Petroleum Corp.,
                      13.50%, 06/01/04 ..................            50,723            50,750
                                                               ------------      ------------
                    Financial Services -- 4.9%
        100,000     Chase Capital II, 6.22%, 02/01/27 ...            99,910            95,400
         65,000     DecisionOne Corp.,
                      9.75%, 08/01/07 ...................            65,000            63,213
        150,000     Donaldson Lufkin & Jenrette,
                      6.50%, 04/01/08 ...................           149,377           148,920
                                                               ------------      ------------
                                                                    314,287           307,533
                                                               ------------      ------------
                    Health Care -- 2.3%
        150,000     Health Care Property Investors Inc.,
                      6.50%, 02/15/06 ...................           148,910           146,745
                                                               ------------      ------------
                    Insurance -- 5.4%
        100,000     CIGNA Corp., 8.25%, 01/01/07 ........           105,240           110,875
        200,000     Conseco Finance Trust III Inc.,
                      8.80%, 04/01/27 ...................           203,432           226,040
                                                               ------------      ------------
                                                                    308,672           336,915
                                                               ------------      ------------
      Principal                                                                      Market
         Amount                                                     Cost              Value
         ------                                                     ----              -----
                    Manufacturing -- 0.8%
    $    50,000     Mark IV Industries Inc.,
                      7.50%, 09/01/07 ...................      $     49,656      $     50,500
                                                               ------------      ------------
                    Real Estate Investment Trusts -- 6.0%
        150,000     Crescent Real Estate Equities Co.,
                      6.625%, 09/15/02 ..................           149,549           148,312
        225,000     Simon Debartolo Group LP,
                      6.75%, 07/15/04 ...................           224,120           223,942
                                                               ------------      ------------
                                                                    373,668           372,254
                                                               ------------      ------------
                    Retail -- 4.1%
        250,000     Staples Inc., 7.125%, 08/15/07 ......           249,491           257,625
                                                               ------------      ------------
                    Specialty Chemicals -- 0.8%
         50,000     E.I. du Pont de Nemours and Co.,
                      9.15%, 04/15/00 ...................            52,120            53,100
                                                               ------------      ------------
                    Telecommunications -- 1.9%
         50,000     RCN Corp., 10.00%, 10/15/07 .........            50,000            53,500
         65,000     Rogers Communications Inc.,
                      8.875%, 07/15/07 ..................            64,894            66,138
                                                               ------------      ------------
                                                                    114,894           119,638
                                                               ------------      ------------
                    Transportation -- 2.3%
        150,000     Hvide Marine Inc.,
                      8.375%, 02/15/08 ..................           150,000           146,250
                                                               ------------      ------------
                    TOTAL CORPORATE BONDS                         2,719,585         2,756,760
                                                               ------------      ------------
                    U.S. GOVERNMENT AGENCY OBLIGATIONS -- 5.2%
        199,902     FNMA POOL #344800,
                      6.00%, 05/01/11 ...................           197,533           197,153
        125,000     FNMA 95-W4 Class A3,
                      7.20%, 07/25/25 ...................           125,486           125,213
                                                               ------------      ------------
                    TOTAL U.S. GOVERNMENT
                      AGENCY OBLIGATIONS ................           323,019           322,366
                                                               ------------      ------------
                    U.S. TREASURY OBLIGATIONS -- 34.9%
                    U.S. TREASURY BONDS -- 6.8%
        100,000     Bonds, 8.75%, 05/15/17 ..............           114,039           130,958
        130,000     Bonds, 7.625%, 02/15/25 .............           142,453           157,721
        125,000     Bonds, 6.75%, 08/15/26 ..............           125,854           137,613
                                                               ------------      ------------
                                                                    382,346           426,292
                                                               ------------      ------------
                    U.S. TREASURY NOTES -- 28.1%
        200,000     Notes, 7.00%, 04/15/99 ..............           202,589           202,900
        125,000     Notes, 7.75%, 11/30/99 ..............           126,156           129,158
        200,000     Notes, 5.75%, 11/15/00 ..............           200,759           200,464
        500,000     Notes, 6.25%, 06/30/02 ..............           510,168           510,064
        320,000     Notes, 7.00%, 07/15/06 ..............           346,383           345,619
        350,000     Notes, 6.375%, 08/15/27 .............           365,728           369,779
                                                               ------------      ------------
                                                                  1,751,783         1,757,984
                                                               ------------      ------------
                    TOTAL U.S. TREASURY
                       OBLIGATIONS ......................         2,134,129         2,184,276
                                                               ------------      ------------
         Shares
         ------
                    WARRANTS -- 0.0%
                    Energy -- 0.0%
             50     Forman Petroleum Corp. ..............                 1                 1
                                                               ------------      ------------
                    TOTAL INVESTMENTS -- 98.3% ..........      $  6,049,455         6,149,732
                                                               ============
                    Other Assets and
                      Liabilities (Net) -- 1.7% .........                             109,408
                                                                                 ------------
                    NET ASSETS -- 100.0% ................                        $  6,259,140
                                                                                 ============
For Federal tax purposes:
                    Aggregate cost ......................                        $  6,046,455
                                                                                 ============
                    Gross unrealized appreciation .......                        $    177,640
                    Gross unrealized depreciation .......                             (17,363)
                                                                                 ------------
                    Net unrealized appreciation .........                        $    160,277
                                                                                 ============

                 See accompanying notes to financial statements.

Gabelli Westwood SmallCap Equity Fund
Portfolio of Investments -- March 31,1998 (Unaudited)
================================================================================

                                                                                     Market
         Shares                                                     Cost              Value
         ------                                                     ----              -----
                    COMMON STOCKS -- 96.9%
                    Biotechnology -- 1.0%
          8,100     Monarch Dental Corp.+ ...............      $    117,266      $    138,713
                                                               ------------      ------------
                    Building and Construction -- 1.5%
         11,900     Willbros Group Inc.+ ................           221,855           195,606
                                                               ------------      ------------
                    Business Services -- 3.2%
          8,200     Medallion Financial Corp. ...........           162,732           222,425
          4,500     Whittman-Hart Inc.+ .................           135,623           203,625
                                                               ------------      ------------
                                                                    298,355           426,050
                                                               ------------      ------------
                    Communications Equipment -- 1.0%
          9,500     Anicom Inc.+ ........................           140,244           135,375
                                                               ------------      ------------
                    Computer Software and Services -- 10.9%
          3,150     Engineering Animation Inc.+ .........           117,749           130,725
          3,600     Fundtech Ltd.+ ......................            57,590            64,800
          5,200     Harbinger Corp.+ ....................           145,859           196,300
          3,200     HNC Software Inc.+ ..................            93,279           120,400
          3,200     Hyperion Software Corp.+ ............            84,420           141,600
          5,500     Infinium Software Inc.+ .............           115,663           109,656
          2,000     MindSpring Enterprises Inc.+ ........            61,675           128,500
          8,400     Rogue Wave Software Inc.+ ...........            98,943           126,525
          3,500     Saville Systems plc,  ADR+ ..........           104,900           179,375
          6,700     Wind River Systems+ .................           236,874           266,324
                                                               ------------      ------------
                                                                  1,116,952         1,464,205
                                                               ------------      ------------
                    Conglomerates -- 1.6%
         12,300     GP Strategies Corp.+ ................           157,622           212,944
                                                               ------------      ------------
                    Consumer Products -- 4.9%
          5,600     Central Garden and Pet Co.+ .........           170,963           218,750
          5,800     Movado Group Inc. ...................           123,139           167,475
          9,500     Wolverine World Wide Inc. ...........           250,101           268,375
                                                               ------------      ------------
                                                                    544,203           654,600
                                                               ------------      ------------
                    Education -- 1.0%
          4,200     Strayer Education Inc. ..............           138,950           139,650
                                                               ------------      ------------
                    Electronics -- 5.4%
         15,700     Berg Electronics Corp.+ .............           338,804           403,293
         10,300     OSI Systems Inc.+ ...................           144,515           119,738
         17,500     TranSwitch Corp.+ ...................           192,506           202,344
                                                               ------------      ------------
                                                                    675,825           725,375
                                                               ------------      ------------
                    Energy -- 8.0%
         18,300     AGL Resources Inc. ..................           366,736           393,450
          6,400     Cliffs Drilling Co.+ ................           305,069           264,400
         15,600     Newfield Exploration Co.+ ...........           355,021           406,574
                                                               ------------      ------------
                                                                  1,026,826         1,064,424
                                                               ------------      ------------
                    Entertainment -- 3.3%
          5,900     Cinar Films Inc.+ ...................           202,966           251,487
          6,900     Imax Corp.+ .........................           171,574           195,788
                                                               ------------      ------------
                                                                    374,540           447,275
                                                               ------------      ------------
                    Equipment and Supplies -- 1.5%
          9,400     Comfort Systems USA Inc.+ ...........           169,552           203,275
                                                               ------------      ------------
                    Financial Services -- 7.0%
          8,400     Amresco Inc.+ .......................           228,240           275,100
         13,200     Anthracite Capital Inc. + ...........           198,854           198,000
          8,200     Downey Financial Corp. ..............           216,066           265,475
          9,500     Staten Island Bancorp Inc.+ .........           187,831           194,750
                                                               ------------      ------------
                                                                    830,991           933,325
                                                               ------------      ------------
                    Food and Beverage -- 2.1%
          8,400     Showbiz Pizza Time Inc.+ ............           203,685           279,825
                                                               ------------      ------------
                    Health Care -- 7.6%
          5,500     Agouron Pharmaceuticals Inc.+ .......           188,703           208,313
          6,000     Bindley Western Industries Inc. .....           179,427           227,625
         10,000     Capital Senior Living Corp.+ ........           133,980           138,750

                                                                                     Market
         Shares                                                     Cost              Value
         ------                                                     ----              -----
          4,000     IDEC Pharmaceuticals Corp.+ .........      $    107,999      $    177,000
          4,200     NCS Healthcare Inc., Cl. A + ........           121,297           140,700
          2,900     Sunrise Assisted Living Inc.+ .......           113,221           129,775
                                                               ------------      ------------
                                                                    844,627         1,022,163
                                                               ------------      ------------
                    Home Furnishings -- 1.6%
          6,600     Furniture Brands
                      International Inc.+ ...............           171,638           212,438
                                                               ------------      ------------
                    Insurance -- 2.4%
          7,100     ESG Re Ltd. .........................           160,391           184,600
          3,200     Triad Guaranty Inc.+ ................            67,281           131,200
                                                               ------------      ------------
                                                                    227,672           315,800
                                                               ------------      ------------
                    Manufacturing -- 5.1%
          5,800     Hardinge Inc. .......................           180,105           197,925
          8,200     Metals USA Inc.+ ....................           128,979           156,825
          6,500     Mettler-Toledo International Inc.+ ..           101,131           144,219
          3,600     Waters Corp.+ .......................           128,443           179,775
                                                               ------------      ------------
                                                                    538,658           678,744
                                                               ------------      ------------
                    Medical Equipment and Supplies -- 3.0%
          9,200     MiniMed Inc.+ .......................           295,009           407,100
                                                               ------------      ------------
                    Real Estate Investment Trusts -- 5.5%
          5,100     Apartment Investment &
                      Management Co., Cl. A .............           170,219           196,350
         11,200     Eldertrust SBI+ .....................           203,578           200,200
          5,700     Excel Realty Trust Inc. .............           157,796           203,063
          8,800     Western Investment
                      Real Estate Trust .................           132,883           131,450
                                                               ------------      ------------
                                                                    664,476           731,063
                                                               ------------      ------------
                    Retail -- 4.3%
          2,800     Brylane Inc.+ .......................           156,181           156,975
          9,400     Dress Barn Inc.+ ....................           240,093           270,250
          2,100     Whole Foods Market Inc.+ ............            72,670           146,475
                                                               ------------      ------------
                                                                    468,944           573,700
                                                               ------------      ------------
                    Steel -- 4.5%
         18,900     AK Steel Holding Corp. ..............           359,488           399,262
          9,300     Gibraltar Steel Corp.+ ..............           211,301           198,788
                                                               ------------      ------------
                                                                    570,789           598,050
                                                               ------------      ------------
                    Telecommunications -- 3.2%
          6,650     Davox Corp.+ ........................           198,846           206,981
          6,400     Premiere Technologies Inc.+ .........           183,500           221,600
                                                               ------------      ------------
                                                                    382,346           428,581
                                                               ------------      ------------
                    Textiles -- 2.3%
          6,300     Pillowtex Corp. .....................           221,121           305,156
                                                               ------------      ------------
                    Transportation -- 5.0%
          7,400     Alaska Airgroup Inc.+ ...............           256,380           400,988
          9,600     MotivePower Industries Inc.+ ........           218,740           265,200
                                                               ------------      ------------
                                                                    475,120           666,188
                                                               ------------      ------------
                    TOTAL COMMON STOCKS .................        10,877,266        12,959,625
                                                               ------------      ------------
                    TOTAL INVESTMENTS -- 96.9% ..........      $ 10,877,266        12,959,625
                                                               ============

                    Other Assets and
                      Liabilities (Net) -- 3.1% .........                             416,111
                                                                                 ------------
                    NET ASSETS -- 100.0% ................                        $ 13,375,736
                                                                                 ============
For Federal tax purposes:
                    Aggregate cost ......................                        $ 10,877,266
                                                                                 ============
                    Gross unrealized appreciation .......                        $  2,250,867
                    Gross unrealized depreciation .......                            (168,508)
                                                                                 ------------
                    Net unrealized appreciation .........                        $  2,082,359
                                                                                 ============

+ Non-income producing security.

                 See accompanying notes to financial statements.

Gabelli Westwood Realty Fund
Portfolio of Investments -- March 31,1998 (Unaudited)
================================================================================

                                                                                     Market
         Shares                                                     Cost              Value
         ------                                                     ----              -----
                    COMMON STOCKS -- 96.7%
                    Financial Services -- 1.8%
          3,000     Anthracite Capital Inc. + ...........          $ 45,000          $ 45,000
                                                                  ---------         ---------
                    Real Estate Investment Trusts -- 94.9%
          1,800     American General
                      Hospitality Corp. .................            49,967            49,838
          1,300     Apartment Investment &
                      Management Co., Cl. A .............            47,407            50,050
          2,600     Arden Realty Inc. ...................            75,802            74,100
          1,300     Bay Apartment Communities Inc. ......            51,370            48,263
          1,200     Bedford Property Investors Inc. .....            23,878            23,175
          1,400     Boston Properties Inc. ..............            47,406            49,263
          2,100     Brandywine Realty Trust .............            49,942            50,006
            900     BRE Properties Inc. .................            25,048            25,594
          2,000     Catellus Development Corp. + ........            38,985            37,125
          1,200     Colonial Properties Trust ...........            36,099            38,175
          2,400     Crescent Real Estate ................            87,750            86,399
          1,300     Developers Diversified
                      Realty Corp. ......................            52,277            53,138
          2,200     Duke Realty Investments Inc. ........            52,535            53,625
          2,984     Equity Office Properties Trust ......            93,842            91,384
          1,500     Equity Residential Properties
                      Trust SBI .........................            79,045            75,374
          1,500     Excel Realty Trust Inc. .............            46,795            53,438
          1,000     FelCor Suite Hotels Inc. ............            39,210            37,063
          1,400     First Industrial Realty Trust Inc. ..            48,698            50,400
          1,800     Health Care REIT Inc. ...............            49,267            49,500
          1,100     Highwoods Properties Inc. ...........            38,939            38,844
          2,300     Innkeepers USA Trust ................            35,163            37,663
            400     Irvine Apartment
                      Communities Inc. ..................            12,637            12,600
          1,100     JDN Realty Corp. ....................            36,646            37,606
          1,400     Kimco Realty Corp. ..................            48,730            49,525
          1,200     LTC Properties Inc. .................            23,467            23,175
            900     Macerich Co. ........................            25,908            26,775
          2,000     Manufactured Home
                      Communities Inc. ..................            52,816            51,750
          2,100     Meridian Industrial Trust Inc. ......            52,110            50,400
          1,900     Mills Corp. .........................            49,926            49,756
            800     Newhall Land & Farming Co. ..........            20,587            25,600
          2,400     Patriot American Hospitality Inc. ...            71,919            64,800
          1,200     Post Properties Inc. ................            47,368            47,925
          2,400     Public Storage Inc. .................            72,937            74,100
          2,000     Rouse Co. ...........................            66,128            63,000
          2,000     Security Capital Industrial Trust ...            48,423            51,250
          2,000     Security Capital Pacific Trust ......            47,504            48,125
          2,500     Simon Debartolo Group Inc. ..........            81,868            85,624
          1,900     SL Green Realty Corp. ...............            50,301            48,569
          1,200     Spieker Properties Inc. .............            49,417            49,500
          1,400     Starwood Lodging Trust ..............            73,555            74,813
            600     Storage USA Inc. ....................            24,149            23,025

                                                                                     Market
         Shares                                                     Cost              Value
         ------                                                     ----              -----
          1,300     TriNet Corporate Realty Trust Inc. ..          $ 49,333          $ 49,806
            900     U.S. Restaurant Properties Inc. .....            23,742            24,638
          3,500     United Dominion Realty
                      Trust Inc. ........................            51,366            50,750
          1,100     Urban Shopping Centers Inc. .........            36,208            36,300
          1,800     Vornado Realty Trust ................            78,239            78,412
          2,000     Walden Residential Properties Inc. ..            51,710            50,500
          1,100     Weingarten Realty Investors .........            45,418            49,225
                                                                  ---------         ---------
                                                                  2,361,837         2,369,966
                                                                  ---------         ---------
                    TOTAL COMMON STOCKS .................         2,406,837         2,414,966
                                                                  ---------         ---------
                    TOTAL INVESTMENTS -- 96.7% ..........        $2,406,837         2,414,966
                                                                  =========
                    Other Assets and
                      Liabilities (Net) -- 3.3% .........                              81,802
                                                                                    ---------
                    NET ASSETS -- 100.0% ................                          $2,496,768
                                                                                    =========

 For Federal tax purposes:
                    Aggregate cost ......................                          $2,406,837
                                                                                    =========
                    Gross unrealized appreciation .......                           $  54,090
                    Gross unrealized depreciation .......                             (45,961)
                                                                                    ---------
                    Net unrealized appreciation .........                            $  8,129
                                                                                    =========

+ Non-income producing security.

                 See accompanying notes to financial statements.

The Gabelli Westwood Funds
Statement of Assets and Liabilities
March 31, 1998 (Unaudited)
================================================================================

                                                   Equity          Balanced        Intermediate        SmallCap         Realty
                                                    Fund             Fund            Bond Fund       Equity Fund         Fund
                                                -------------    -------------     -------------    -------------    -------------
Assets:
  Investments, at value (Cost $162,645,884,
    $113,402,196, $6,049,455, $10,877,266 and
    $2,406,837, respectively) ...............   $ 198,061,360    $ 129,643,204     $   6,149,732    $  12,959,625    $   2,414,966
  Cash ......................................              --               --            53,752          630,824           60,001
  Dividends and interest receivable .........         250,226          766,288            92,703            3,612           12,547
  Receivable for Fund shares sold ...........         345,373          350,001                --            1,629               --
  Receivable for investments sold ...........       1,001,727          560,967                --           49,742          268,091
  Receivable from adviser ...................              --               --             5,476            4,938           18,375
  Deferred organizational expenses ..........              --               --                --           10,100            7,956
  Prepaid expenses and other assets .........              --               --                --               --               --
                                                -------------    -------------     -------------    -------------    -------------
    Total Assets ............................     199,658,686      131,320,460         6,301,663       13,660,470        2,781,936
                                                -------------    -------------     -------------    -------------    -------------
Liabilities:
  Payable to custodian ......................         460,632          447,593                --               --               --
  Dividends payable .........................              --               --            29,966               --               --
  Payable for Fund shares redeemed ..........         320,657               --                --               --               --
  Payable for investments purchased .........       1,579,106          468,110                --          274,479          274,177
  Payable for investment advisory fees ......         162,217           77,020                --            7,533               --
  Payable for distribution fees .............          44,199           48,554             1,380            2,722              514
  Other accrued expenses ....................          58,044           45,575            11,177               --           10,477
                                                -------------    -------------     -------------    -------------    -------------
    Total Liabilities .......................       2,624,855        1,086,852            42,523          284,734          285,168
                                                -------------    -------------     -------------    -------------    -------------
    Net Assets ..............................   $ 197,033,831    $ 130,233,608     $   6,259,140    $  13,375,736    $   2,496,768
                                                =============    =============     =============    =============    =============
Net Assets consist of:
  Shares of beneficial interest, at par value   $      19,551    $      11,138     $         597    $         903    $         249
  Additional paid-in capital ................     158,895,649      112,223,101         6,555,000       10,974,637        2,487,299
  Accumulated (distributions in excess of)
    net investment income ...................         388,377          (17,584)               51          (40,887)            (873)
  Accumulated (distributions in excess of)
    net realized gain on investments ........       2,314,777        1,775,945          (396,785)         358,722            1,959
  Net unrealized appreciation on investments       35,415,476       16,241,008           100,277        2,082,361            8,134
                                                -------------    -------------     -------------    -------------    -------------
    Total Net Assets ........................   $ 197,033,831    $ 130,233,608     $   6,259,140    $  13,375,736    $   2,496,768
                                                =============    =============     =============    =============    =============

Shares of Beneficial Interest:
  Retail Class:
  Shares of beneficial interest outstanding .      19,203,871        9,600,707           596,878          902,711          248,754
                                                =============    =============     =============    =============    =============
  Net Asset Value, offering and redemption
    price per share .........................   $       10.08    $       11.70     $       10.49    $       14.82    $       10.04
                                                =============    =============     =============    =============    =============
  Service Class:
  Shares of beneficial interest outstanding .         346,812        1,536,876
                                                =============    =============

  Net Asset Value and redemption price per
    share ...................................   $       10.07    $       11.67
                                                =============    =============
  Maximum sales charge ......................            4.00%            4.00%
                                                =============    =============
  Maximum offering price per share
    (NAV/0.96, based on maximum sales
    charge of 4.0% of the offering price at
    March 31, 1998) .........................   $       10.49    $       12.16
                                                =============    =============

                 See accompanying notes to financial statements.

The Gabelli Westwood Funds
Statement of Operations
For the Six Months Ended March 31, 1998 (Unaudited)
================================================================================

                                                          Equity         Balanced      Intermediate      SmallCap         Realty
                                                           Fund            Fund         Bond Fund      Equity Fund         Fund
                                                       ------------    ------------    ------------    ------------    ------------
Investment Income:
  Dividends ........................................   $  1,469,095    $    593,064    $      1,359    $     40,887    $     53,201
  Interest .........................................        390,850       1,224,890         200,174              --              --
                                                       ------------    ------------    ------------    ------------    ------------
    Total Investment Income ........................      1,859,945       1,817,954         201,533          40,887          53,201
                                                       ------------    ------------    ------------    ------------    ------------
Expenses:
  Investment advisory fees .........................        786,723         370,678          18,280          49,257           9,579
  Distribution fees - Retail Class .................        193,723         103,280           7,617          12,314           2,395
  Distribution fees - Service Class ................          5,914          40,558              --              --              --
  Legal and audit fees .............................         28,599          18,859          14,738           5,494           6,500
  Custodian fees ...................................         16,520          14,808           4,232          14,217           9,368
  Shareholder services fees ........................         55,584          40,813           3,926           1,949           2,095
  Registration fees ................................         36,770          24,041           5,473           3,122           4,369
  Shareholder report expenses ......................         16,057           9,997             674             726           1,108
  Organizational expenses ..........................             --              --              --           1,255             880
  Miscellaneous expenses ...........................          4,340           3,643           2,802           1,557           8,220
                                                       ------------    ------------    ------------    ------------    ------------
    Total Expenses .................................      1,144,230         626,677          57,742          89,891          44,514
                                                       ------------    ------------    ------------    ------------    ------------
  Less:
    Expense reimbursements .........................             --              --         (23,756)         (5,934)        (27,954)
    Custodian fee credits ..........................        (16,091)        (14,808)         (3,518)        (10,071)         (2,191)
                                                       ------------    ------------    ------------    ------------    ------------
    Total Net Expenses .............................      1,128,139         611,869          30,468          73,886          14,369
                                                       ------------    ------------    ------------    ------------    ------------

Net Investment Income (Loss) .......................        731,806       1,206,085         171,065         (32,999)         38,832
                                                       ------------    ------------    ------------    ------------    ------------
Net Realized and Unrealized Gain on Investments:
  Net realized gain on investment transactions .....      3,134,179       2,318,273          91,394         495,797          41,728
  Net change in unrealized appreciation on
    investments ....................................     14,783,145       5,470,946          21,878         724,554           8,134
                                                       ------------    ------------    ------------    ------------    ------------
    Net realized and unrealized gain on investments      17,917,324       7,789,219         113,272       1,220,351          49,862

Net increase in net assets resulting from operations   $ 18,649,130    $  8,995,304    $    284,337    $  1,187,352    $     88,694
                                                       ============    ============    ============    ============    ============

                 See accompanying notes to financial statements.

The Gabelli Westwood Funds
Statement of Changes in Net Assets (Unaudited)
================================================================================

                                                                           Equity Fund                     Balanced Fund
                                                                     For the         For the          For the          For the
                                                                Six Months Ended   Year Ended    Six Months Ended    Year Ended
                                                                    March 31,     September 30,       March 31,     September 30,
                                                                      1998            1997              1998             1997
                                                                 -------------    -------------    -------------    -------------
Operations:
        Net investment income ................................   $     731,806    $     770,853    $   1,206,085    $   1,425,662
        Net realized gain on investment transactions .........       3,134,179        5,123,310        2,318,273        4,225,571
        Net change in unrealized appreciation on investments .      14,783,145       17,743,737        5,470,946        8,428,586
                                                                 -------------    -------------    -------------    -------------
          Net increase in net assets resulting from operations      18,649,130       23,637,900        8,995,304       14,079,819
                                                                 -------------    -------------    -------------    -------------
Distributions to shareholders from:
        Net investment income
          Retail Class .......................................      (1,016,825)        (298,531)      (1,092,749)      (1,102,900)
          Service Class ......................................          (9,795)         (10,884)        (177,115)        (271,666)
                                                                 -------------    -------------    -------------    -------------
                                                                    (1,026,620)        (309,415)      (1,269,864)      (1,374,566)
                                                                 -------------    -------------    -------------    -------------
        Net realized gain on investment transactions
          Retail Class .......................................      (5,772,109)      (3,698,285)      (3,804,112)      (1,720,932)
          Service Class ......................................         (63,563)        (148,096)        (795,071)        (687,890)
                                                                 -------------    -------------    -------------    -------------
                                                                    (5,835,672)      (3,846,381)      (4,599,183)      (2,408,822)
                                                                 -------------    -------------    -------------    -------------
          Total distributions to shareholders ................      (6,862,292)      (4,155,796)      (5,869,047)      (3,783,388)
                                                                 -------------    -------------    -------------    -------------
Shares of beneficial interest transactions:
        Proceeds from shares issued
          Retail Class .......................................      74,346,666       92,918,827       46,624,351       42,596,591
          Service Class ......................................       1,956,970        1,867,426        3,909,754        3,254,037
                                                                 -------------    -------------    -------------    -------------
                                                                    76,303,636       94,786,253       50,534,105       45,850,628
                                                                 -------------    -------------    -------------    -------------
        Proceeds from reinvestment of dividends
          Retail Class .......................................       6,623,726        3,960,522        4,737,623        2,681,092
          Service Class ......................................          72,059          158,980          863,255          875,303
                                                                 -------------    -------------    -------------    -------------
                                                                     6,695,785        4,119,502        5,600,878        3,538,395
                                                                 -------------    -------------    -------------    -------------
        Cost of shares redeemed
          Retail Class .......................................     (27,694,805)     (16,427,813)      (8,842,550)      (9,471,412)
          Service Class ......................................      (2,092,160)        (488,462)      (1,663,125)      (3,109,777)
                                                                 -------------    -------------    -------------    -------------
                                                                   (29,786,965)     (16,916,275)     (10,505,675)     (12,581,189)
                                                                 -------------    -------------    -------------    -------------
          Net increase in net assets from shares of
            beneficial interest transactions .................      53,212,456       81,989,480       45,629,308       36,807,834
                                                                 -------------    -------------    -------------    -------------
          Net increase in net assets .........................      64,999,294      101,471,584       48,755,564       47,104,265
Net Assets:
        Beginning of period ..................................     132,034,537       30,562,953       81,478,044       34,373,779
                                                                 -------------    -------------    -------------    -------------
        End of period ........................................   $ 197,033,831    $ 132,034,537    $ 130,233,608    $  81,478,044
                                                                 =============    =============    =============    =============


                 See accompanying notes to financial statements.

The Gabelli Westwood Funds
Statement of Changes in Net Assets (Continued) (Unaudited)
================================================================================

                                                   Intermediate Bond Fund             SmallCap Equity Fund            Realty Fund
                                                For the           For the           For the           For the           For the
                                            Six Months Ended     Year Ended     Six Months Ended     Year Ended     Six Months Ended
                                                March 31,       September 30,       March 31,       September 30,       March 31,
                                                  1998              1997              1998              1997(a)           1998
                                              ------------      ------------      ------------      ------------      ------------
Operations:
  Net investment income ...................   $    171,065      $    369,956      $    (32,999)     $     47,186      $     38,832
  Net realized gain on investment
    transactions ..........................         91,394           107,861           495,797           344,055            41,728
  Net change in unrealized appreciation
    on investments ........................         21,878           116,971           724,554         1,357,807             8,134
                                              ------------      ------------      ------------      ------------      ------------
    Net increase in net assets resulting
      from operations .....................        284,337           594,428         1,187,352         1,749,048            88,694
                                              ------------      ------------      ------------      ------------      ------------
Distributions to shareholders from:
  Net investment income ...................       (171,065)         (370,062)          (55,075)               --           (39,705)
  Net realized gain on investment
    transactions ..........................             --                --          (481,130)               --           (39,769)
                                              ------------      ------------      ------------      ------------      ------------
    Total distributions to shareholders ...       (171,065)         (370,062)         (536,205)               --           (79,474)
                                              ------------      ------------      ------------      ------------      ------------
Shares of beneficial interest transactions:
  Proceeds from shares issued .............      1,207,786         1,191,667         5,887,341        10,675,477         3,518,166
  Proceeds from reinvestment
    of dividends ..........................        103,974           258,261           530,206                --            71,901
  Cost of shares redeemed .................     (1,077,726)       (1,258,153)       (2,238,937)       (3,878,546)       (1,102,519)
                                              ------------      ------------      ------------      ------------      ------------
    Net increase in net assets from
      shares of beneficial interest
      transactions ........................        234,034           191,775         4,178,610         6,796,931         2,487,548
                                              ------------      ------------      ------------      ------------      ------------
    Net increase in net assets ............        347,306           416,141         4,829,757         8,845,979         2,496,768
Net Assets:
  Beginning of period .....................      5,911,834         5,495,693         8,545,979                --                --
                                              ------------      ------------      ------------      ------------      ------------
  End of period ...........................   $  6,259,140      $  5,911,834      $ 13,375,736      $  8,845,979      $  2,496,768
                                              ============      ============      ============      ============      ============

----------
(a) From commencement of operations on April 15, 1997.

                 See accompanying notes to financial statements.

The Gabelli Westwood Funds
Notes to Financial Statements (Unaudited)
================================================================================

1. Description. The Gabelli Westwood Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company and currently consists of five separate investment portfolios: Equity Fund, Balanced Fund, Intermediate Bond Fund, SmallCap Equity Fund and Realty Fund (commencement of operations on September 30, 1997) (collectively, the "Funds"), each with two classes of shares known as the Retail Class (formerly the "Institutional Class") and the Service Class, with the exception of the SmallCap Equity Fund and Realty Fund. Effective November 8, 1994, all shares in the Service Class of the Intermediate Bond Fund were redeemed. No such shares were outstanding at March 31, 1998, although such shares are available for sale. Each class of shares outstanding bears the same voting, dividend, liquidation and other rights and conditions, except that the expense incurred in the distribution and marketing of such shares are different for each class.

On July 27, 1994, Westwood Management Corp. entered into an agreement with Gabelli Funds, Inc. to form a new limited liability company, Teton Advisers LLC ("Teton"). On October 6, 1994, Teton entered into a new investment advisory agreement with the Funds and a sub-advisory agreement with Westwood Management Corp. ("Westwood"). The terms of the sub-advisory agreement with Westwood Management Corp. state that Westwood would continue to manage the assets of the Funds. Teton became the investment adviser to the Funds and is responsible for overseeing Westwood's activities. On November 7, 1997, the members of Teton approved a change in name to Gabelli Advisers LLC. Additionally, on November 18, 1997, the Board of Trustees approved a change in name of The Westwood Funds to The Gabelli Westwood Funds to reflect the more closely aligned relationship with the Gabelli family of funds. On February 2, 1998, Gabelli Advisers LLC converted to a "C" corporation and is now known as Gabelli Advisers, Inc.

On November 18, 1997, the Board of Trustees approved The Gabelli Westwood Mighty MitesSM Fund, a series of The Gabelli Westwood Funds, to be available for sale to shareholders at a future date.

2. Significant Accounting Policies. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Funds.

Security Valuation. Portfolio securities are valued at the last sale price on the securities exchange on which such securities are primarily traded or, if there are no trades, at the current bid price as of the end of the trading day. Over-the-counter securities for which there were no transactions are valued at the bid price. Bonds and other fixed income securities are valued by using market quotations, and may be valued on the basis of prices provided by a pricing service. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Trustees. Short term securities which mature in 60 days or less are valued at amortized cost.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date, with realized gain or loss on the sale of investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded as earned. Dividend income is recorded on the ex-dividend date.

The Gabelli Westwood Funds
Notes to Financial Statements (Continued) (Unaudited)
================================================================================

Dividends and Distributions to Shareholders. Dividends from net investment income are declared and paid annually for the Equity Fund and SmallCap Equity Fund, and quarterly for the Balanced Fund and Realty Fund. The Intermediate Bond Fund declares dividends daily and pays those dividends monthly. Distributions of net realized gain are normally declared and paid at least annually by each Fund. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences and differing characterization of distributions made by the Funds.

The Intermediate Bond Fund has a capital loss carryforward for Federal income tax purposes of $478,655 available through September 2003. This loss carryforward is available to reduce future distributions of net capital gains to shareholders.

Under current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. The Intermediate Bond Fund incurred losses of $9,524 after October 31, 1996. Such losses will be treated, for tax purposes, as arising on October 1, 1997.

As of September 30, 1997, the following reclassifications have been made to increase (decrease) such accounts with offsetting adjustments made to additional paid-in-capital:

                                             Accumulated          Accumulated
                                          Undistributed Net     Realized (Loss)
                                      Investment Income (Loss)  on Investments
                                      ------------------------  --------------

      Equity Fund ....................       $ 22,688             $(32,815)
      Balanced Fund ..................         (5,373)              (3,443)
      Intermediate Bond Fund .........             51                  (51)

Provision for Income Taxes. The Funds have qualified and intend to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. As a result, a Federal income tax provision is not require.d.

Determination of Net Asset Value and Calculation of Expenses. Expenses directly attributable to a Fund are charged to that Fund. Other expenses are allocated proportionately among each Fund within the Trust in relation to the net assets of each Fund or on another reasonable basis. In calculating net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are solely borne by the Class incurring the expense.

The Gabelli Westwood Funds
Notes to Financial Statements (Continued) (Unaudited)
================================================================================

Organizational Expenses. Costs incurred in connection with the organization and initial registration of the Funds have been deferred and are being amortized on a straight-line basis over a period of sixty months beginning with the date of each Fund's commencement of operations.

3. Investment Advisory Agreement. The Funds have entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Funds will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% for the Equity Fund, SmallCap Equity Fund and the Realty Fund, 0.75% for the Balanced Fund, 0.60% for the Intermediate Bond Fund of each Fund's average daily net assets. For the six months ended March 31, 1998, the Adviser was entitled to fees of $786,723, $49,257, $9,579, $370,678 and $18,280 for the Equity, SmallCap Equity, Realty, Balanced and Intermediate Bond Funds, respectively. For the same period, the Adviser has voluntarily agreed to reimburse the Intermediate Bond Fund, SmallCap Equity Fund and the Realty Fund in the event annual expenses of such Funds exceed certain prescribed limits. For the six months ended March 31, 1998, the Adviser reimbursed expenses in the amount of $5,934, $27,954 and $23,756, respectively.

4. Distribution Plan. The Funds have adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Gabelli &Company, Inc. ("Gabelli & Company"), an indirect, wholly-owned subsidiary of Gabelli Funds, Inc., serves as distributor of the Funds. The Plan authorizes payment by the Funds to Gabelli & Company in connection with the distribution of its Retail Class shares at an annual rate of 0.25% of the average daily net assets of the Retail Class shares each fiscal year. Such payments are accrued daily and paid monthly. For the six months ended March 31, 1998, the Funds incurred distribution expenses in the amounts of $193,723, $103,280, $7,617, $12,314 and $2,395 for the Retail Class of the Equity, Balanced, Intermediate Bond, SmallCap Equity and Realty Funds, respectively.

Under the Plan for the Service Class, each Fund authorizes payments to Gabelli & Company in connection with the distribution of its Service Class shares at an annual rate of 0.50% of the average daily net assets of the Service Class shares of the Equity and Balanced Funds. Such payments are accrued daily and paid monthly. For the six months ended March 31, 1998, the Funds incurred distribution expenses in the amounts of $5,914 for the Equity Fund and $40,558 for the Balanced Fund, respectively.

5. Portfolio Securities. Purchases and sales of securities for the six months ended March 31, 1998, other than short term securities, are as follows:

                                                  Purchases           Sales
                                                  ---------           -----
      Equity Fund ........................       $76,314,966       $37,594,434
      Balanced Fund ......................        61,500,691        23,775,295
      Intermediate Bond Fund .............        11,559,832        10,669,245
      SmallCap Equity Fund ...............        11,710,407         8,275,039
      Realty Fund ........................         4,283,089         1,917,984

The Gabelli Westwood Funds
Notes to Financial Statements (Continued) (Unaudited)
================================================================================

6. Shares of Beneficial Interest. Transactions in shares of beneficial interest were as follows:

                                                           Equity Fund                        Balanced Fund
                                                           -----------                        -------------
                                                   Six Months       Year Ended         Six Months       Year Ended
                                                     Ended         September 30,         Ended         September 30,
                                                 March 31, 1998         1997         March 31, 1998         1997
                                                 --------------    -------------     --------------    -------------
Retail Class
Shares sold ................................        7,942,574        11,047,947         4,114,003         4,088,896
Shares issued upon reinvestment of dividends          742,570           531,614           434,085           269,893
Shares redeemed ............................       (2,926,396)       (1,955,697)         (780,743)         (910,694)
                                                  -----------       -----------       -----------       -----------
Net increase in Retail Class ...............        5,758,748         9,623,864         3,767,345         3,448,095
                                                  ===========       ===========       ===========       ===========
Service Class
Shares sold ................................          210,368           222,950           345,740           312,801
Shares issued upon reinvestment of dividends            8,078            21,311            79,454            85,955
Shares redeemed ............................         (220,432)          (54,301)         (148,541)         (296,196)
                                                  -----------       -----------       -----------       -----------
Net increase (decrease) in Service Class ...           (1,986)          189,960           276,653           102,560
                                                  ===========       ===========       ===========       ===========

                                                   Intermediate Bond Fund        SmallCap Equity Fund       Realty Fund
                                                   ----------------------        --------------------       -----------
                                                 Six Months     Year Ended     Six Months    Period Ended   Period Ended
                                                   Ended       September 30,     Ended       September 30,    March 31,
                                               March 31, 1998      1997      March 31, 1998     1997 (a)      1998 (b)
                                               --------------  ------------  --------------  -------------  ------------
Retail Class
Shares sold ................................       115,679        117,171        430,950        882,585        351,717
Shares issued upon reinvestment of dividends         9,942         25,519         42,932             --          7,390
Shares redeemed ............................      (103,272)      (124,506)      (161,372)      (292,382)      (110,353)
                                                  --------       --------       --------       --------       --------
Net increase in Retail Class ...............        22,349         18,184        312,508        590,203        248,754
                                                  ========       ========       ========       ========       ========

(a) From commencement of operations on April 15, 1997.
(b) From commencement of operations on September 30, 1997.

The Gabelli Westwood Funds
Financial Highlights
Selected data for a share outstanding throughout each period:
================================================================================

                                                          For the Six Months                  Year Ended September 30,
                                                         Ended March 31, 1998     ----------------------------------------------
                                                              (Unaudited)                  1997                     1996
                                                         --------------------     ---------------------     --------------------
                                                          Retail      Service       Retail      Service       Retail     Service
Equity Fund                                               Class        Class        Class        Class        Class       Class
                                                         --------     -------     ---------     -------     --------     -------
Operating performance:
  Net asset value, beginning of period ...............   $   9.57     $  9.57     $    7.68     $  7.69     $   6.59     $  6.57
                                                         --------     -------     ---------     -------     --------     -------
  Net investment income ..............................       0.05        0.05          0.07        0.06         0.08        0.06
  Net realized and unrealized gain (loss) on
    investments ......................................      0.90        0.88          2.72        2.71         1.59        1.58
                                                         --------     -------     ---------     -------     --------     -------
  Total from investment operations ...................       0.95        0.93          2.79        2.77         1.67        1.64
                                                         --------     -------     ---------     -------     --------     -------
Distributions to shareholders:
  Net investment income ..............................      (0.07)      (0.06)        (0.07)      (0.06)       (0.06)      --
  Net realized gains .................................      (0.37)      (0.37)        (0.83)      (0.83)       (0.52)      (0.52)
                                                         --------     -------     ---------     -------     --------     -------
  Total distributions ................................      (0.44)      (0.43)        (0.90)      (0.89)       (0.58)      (0.52)
                                                         --------     -------     ---------     -------     --------     -------
  Net asset value, end of period .....................   $  10.08     $ 10.07     $    9.57     $  9.57     $   7.68     $  7.69
                                                         ========     =======     =========     =======     ========     =======
  Total return(a) ....................................      10.52%      10.30%        39.61%      39.31%       26.88%      26.33%
Ratios to average net assets/supplemental data:
  Net assets, end of period (in 000's) ...............   $193,542     $ 3,492     $ 128,697     $ 3,338     $ 29,342     $ 1,221
  Ratio of net investment income to average net
    assets ...........................................       0.93%(b)    0.60%(b)      1.11%       0.85%        1.16%       0.92%
  Expenses net of waivers/reimbursements(c) ..........       1.41%(b)    1.66%(b)      1.53%       1.78%        1.50%       1.74%
  Expenses before waivers/reimbursements .............       1.41%(b)    1.66%(b)      1.59%(g)    1.84%(g)     1.95%(g)    2.19%(g)
  Portfolio turnover rate ............................         25%         25%           61%         61%         106%        106%
  Average commission rate per share ..................   $ 0.0581     $0.0581     $  0.0572     $ 0.0572    $ 0.0540     $0.0540

                                                                             Year Ended September 30,
                                                         -----------------------------------------------------------
                                                                 1995                    1994                  1993
                                                          -------------------     -------------------        -------
                                                           Retail     Service      Retail     Service         Retail
Equity Fund                                                Class       Class       Class      Class(e)        Class
                                                          -------     -------     -------     -------        -------
Operating performance:
  Net asset value, beginning of period ...............    $  5.50     $  5.48     $  9.91     $  5.53        $ 14.19
                                                          -------     -------     -------     -------        -------
  Net investment income ..............................       0.04        0.04        0.10        0.06           0.05
  Net realized and unrealized gain (loss) on
    investments ......................................      1.31        1.29        0.64       (0.11)          2.12
                                                          -------     -------     -------     -------        -------
  Total from investment operations ...................       1.35        1.33        0.74       (0.05)          2.17
                                                          -------     -------     -------     -------        -------
Distributions to shareholders:
  Net investment income ..............................      (0.06)      (0.04)      (0.07)         --          (0.55)
  Net realized gains .................................      (0.20)      (0.20)      (5.08)         --          (5.90)
                                                          -------     -------     -------     -------        -------
  Total distributions ................................      (0.26)      (0.24)      (5.15)         --          (6.45)
                                                          -------     -------     -------     -------        -------
  Net asset value, end of period .....................    $  6.59     $  6.57     $  5.50     $  5.48        $  9.91
                                                          =======     =======     =======     =======        =======
  Total return(a) ....................................      25.85%      25.54%       9.14%      (0.90)%        20.16%
Ratios to average net assets/supplemental data:
  Net assets, end of period (in 000's) ...............    $14,903     $    68     $ 8,637     $   254        $ 5,172
  Ratio of net investment income to average net
    assets ...........................................       0.77%       0.64%       1.63%       1.64%(b)       0.40%
  Expenses net of waivers/reimbursements(c) ..........       1.61%       1.85%       0.71%       1.04%(b)       1.95%
  Expenses before waivers/reimbursements .............       2.29%(g)    2.63%(g)    1.94%(g)    2.29%(b)(g)    2.32%(g)
  Portfolio turnover rate ............................        107%        107%        137%        137%           102%
  Average commission rate per share ..................         --          --          --          --             --
========================================================================================================================

                                                   For the Six Months                    Year Ended September 30,
                                                   Ended March 31, 1998     ----------------------------------------------------
                                                       (Unaudited)                  1997                      1996
                                                  ---------------------     ---------------------     ---------------------
                                                   Retail      Service       Retail      Service       Retail      Service
Balanced Fund                                      Class        Class        Class        Class        Class        Class
                                                  --------     --------     --------     --------     --------     --------
Operating performance:
  Net asset value, beginning of period ........   $  11.49     $  11.46     $   9.71     $   9.69     $   8.47     $   8.45
                                                  --------     --------     --------     --------     --------     --------
  Net investment income .......................       0.13         0.13         0.25         0.24         0.22         0.20
  Net realized and unrealized gain (loss)
    on investments ............................       0.78         0.76         2.36         2.33         1.37         1.37
                                                  --------     --------     --------     --------     --------     --------
  Total from investment operations ............       0.91         0.89         2.61         2.57         1.59         1.57
                                                  --------     --------     --------     --------     --------     --------
Distributions to shareholders:
  Net investment income .......................      (0.14)       (0.12)       (0.25)       (0.22)       (0.22)       (0.20)
  Net realized gains ..........................      (0.56)       (0.56)       (0.58)       (0.58)       (0.13)       (0.13)
                                                  --------     --------     --------     --------     --------     --------
  Total distributions .........................      (0.70)       (0.68)       (0.83)       (0.80)       (0.35)       (0.33)
                                                  --------     --------     --------     --------     --------     --------
  Net asset value, end of period ..............   $  11.70     $  11.67     $  11.49     $  11.46     $   9.71     $   9.69
                                                  ========     ========     ========     ========     ========     ========
  Total return(a) .............................       8.39%        8.24%       28.32%       27.98%       19.11%       18.85%
Ratios to average net assets/supplemental data:
  Net assets, end of period (in 000's) ........   $112,304     $ 17,930     $ 67,034     $ 14,444     $ 23,158     $ 11,216
  Ratio of net investment income to
    average net assets ........................       2.47%(b)     2.24%(b)     2.60%        2.37%        2.62%        2.34%
  Expenses net of
  waivers/reimbursements(d) ...................       1.17%(b)     1.42%(b)     1.28%        1.53%        1.32%        1.57%
  Expenses before
  waivers/reimbursements ......................       1.17%(b)     1.42%(b)     1.36%(g)     1.61%(g)     1.71%(g)     1.96%(g)
  Portfolio turnover rate .....................         25%          25%         110%         110%         111%         111%
  Average commission rate per share ...........   $ 0.0566     $ 0.0566     $ 0.0593     $ 0.0593     $ 0.0550     $ 0.0550

                                                                        Year Ended September 30,
                                                  --------------------------------------------------------------------
                                                         1995                    1994                      1993
                                                  -------------------     --------------------     -------------------
                                                   Retail     Service      Retail     Service       Retail     Service
Balanced Fund                                      Class       Class       Class       Class        Class      Class(f)
                                                  -------     -------     -------     --------     -------     -------
Operating performance:
  Net asset value, beginning of period ........   $  7.12     $  7.10     $ 10.89     $  10.88     $ 10.45     $ 10.24
                                                  -------     -------     -------     --------     -------     -------
  Net investment income .......................      0.19        0.17        0.12         0.15        0.20        0.19
  Net realized and unrealized gain (loss)
    on investments ............................      1.35        1.35        0.42         0.36        1.44        0.52
                                                  -------     -------     -------     --------     -------     -------
  Total from investment operations ............      1.54        1.52        0.54         0.51        1.64        0.71
                                                  -------     -------     -------     --------     -------     -------
Distributions to shareholders:
  Net investment income .......................     (0.19)      (0.17)      (0.13)       (0.11)      (0.24)      (0.07)
  Net realized gains ..........................        --          --       (4.18)       (4.18)      (0.96)      --
                                                  -------     -------     -------     --------     -------     -------
  Total distributions .........................     (0.19)      (0.17)      (4.31)       (4.29)      (1.20)      (0.07)
                                                  -------     -------     -------     --------     -------     -------
  Net asset value, end of period ..............   $  8.47     $  8.45     $  7.12     $   7.10     $ 10.89     $ 10.88
                                                  =======     =======     ========    ========     =======     =======
  Total return(a) .............................     21.98%      21.67%       5.30%        4.67%      17.60%       6.96%
Ratios to average net assets/supplemental data:
  Net assets, end of period (in 000's) ........   $ 6,912     $ 7,212     $  3,081    $ 10,810     $ 1,583     $   114
  Ratio of net investment income to
    average net assets ........................      2.47%       2.26%       1.55%        2.15%       1.90%       1.76%(b)
  Expenses net of
  waivers/reimbursements(d) ...................      1.35%       1.62%       1.68%        1.17%       1.82%       2.07%(b)
  Expenses before
  waivers/reimbursements ......................      1.86%(g)    2.24%(g)    2.36%(g)     2.11%(g)    2.97%(g)    3.14%(b)(g)
  Portfolio turnover rate .....................       133%        133%        168%         168%        192%        192%
  Average commission rate per share ...........        --          --          --           --          --          --
=============================================================================================================================

(a) Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends.
(b)   Annualized.
(c) The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits, the expense ratios would be 1.39% (Retail Class) and 1.64% (Service Class).
(d) The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits, the expense ratios would be 1.14% (Retail Class) and 1.39% (Service Class).
(e)   Prior to January 28, 1994, no shares of the Service Class were issued.
(f)   Prior to April 6, 1993, no shares of the Service Class were issued.
(g) During the period, certain fees were voluntarily reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratio would have been as shown.

                 See accompanying notes to financial statements.

The Gabelli Westwood Funds
Financial Highlights (Continued)
Selected data for a share outstanding throughout each period:
================================================================================

                                                                    For the
                                                               Six Months Ended                 Year Ended September 30,
                                                                March 31, 1998    -----------------------------------------------
                                                                  (Unaudited)     1997        1996               1995
                                                                  -----------     -----       -----       -----------------
                                                                     Retail                               Retail     Service
Intermediate Bond Fund                                               Class          Retail Class          Class      Class(f)
                                                                     ------       -----------------       -----       -----
Operating performance:
  Net asset value, beginning of period .....................         $10.29       $9.88       $9.98       $9.48       $9.48
                                                                     ------       -----       -----       -----       -----

  Net investment income ....................................           0.29        0.68        0.51        0.52        0.05
  Net realized and unrealized gain (loss) on investments ...           0.20        0.41       (0.10)       0.50       (0.14)
                                                                     ------       -----       -----       -----       -----
  Total from investment operations .........................           0.49        1.09        0.41        1.02       (0.09)
                                                                     ------       -----       -----       -----       -----
Distributions to shareholders:
  Net investment income ....................................          (0.29)      (0.68)      (0.51)      (0.52)      (0.05)
  Net realized gains .......................................             --          --          --          --          --
                                                                     ------       -----       -----       -----       -----
  Total distributions ......................................          (0.29)      (0.68)      (0.51)      (0.52)      (0.05)
                                                                     ------       -----       -----       -----       -----
  Net asset value, end of period ...........................         $10.49      $10.29       $9.88       $9.98       $9.34
                                                                     ======      ======       =====       =====       =====
  Total return(a) ..........................................           4.82%      11.36%       4.50%      11.13%      (0.95)%
Ratios to average net assets/supplemental data:
  Net assets, end of period (in 000's) .....................         $6,259      $5,912      $5,496      $4,729          $0
  Ratio of net investment income to average net assets .....           5.61%(b)    6.71%       5.43%       5.38%       4.85%
  Expenses net of waivers/reimbursements(c) ................           1.11%(b)    1.11%       1.09%       1.17%       1.45%
  Expenses before waivers/reimbursements(e) ................           1.89%(b)    1.70%       2.46%       2.47%       4.07%
  Portfolio turnover rate ..................................            183%        628%        309%        165%         70%

                                                                      Year Ended September 30,
                                                                   ------------------------------
                                                                         1994               1993
                                                                   ------------------      ------
                                                                   Retail     Service      Retail
Intermediate Bond Fund                                             Class      Class(g)     Class
                                                                   ------      ------      ------
Operating performance:
  Net asset value, beginning of period .....................       $10.73      $10.51      $10.65
                                                                   ------      ------      ------

  Net investment income ....................................         0.48        0.41        0.39
  Net realized and unrealized gain (loss) on investments ...        (1.04)      (1.03)       0.62
                                                                   ------      ------      ------
  Total from investment operations .........................        (0.56)      (0.62)       1.01
                                                                   ------      ------      ------
Distributions to shareholders:
  Net investment income ....................................        (0.48)      (0.41)      (0.39)
  Net realized gains .......................................        (0.21)         --       (0.54)
                                                                   ------      ------      ------
  Total distributions ......................................        (0.69)      (0.41)      (0.93)
                                                                   ------      ------      ------
  Net asset value, end of period ...........................        $9.48       $9.48      $10.73
                                                                    =====       =====      ======
  Total return(a) ..........................................        (5.46)%     (6.81)%     10.24%
Ratios to average net assets/supplemental data:
  Net assets, end of period (in 000's) .....................       $7,339         $76      $2,849
  Ratio of net investment income to average net assets .....         4.86%       6.05%(b)    3.74%
  Expenses net of waivers/reimbursements(c) ................         0.92%       1.34%(b)    2.40%
  Expenses before waivers/reimbursements(e) ................         1.75%       2.37%(b)    3.46%
  Portfolio turnover rate ..................................          203%        203%        222%

==================================================================================================

                                                                  SmallCap Equity Fund                        Realty Fund
                                                                  For the                                       For the
                                                             Six Months Ended                              Six Months Ended
                                                              March 31, 1998                                March 31, 1998
                                                                (Unaudited)         1997(h)                   (Unaudited)
                                                              --------------      -----------                 -----------
Operating performance:                                         Retail Class      Retail Class                Retail Class
                                                              --------------      -----------                 -----------
  Net asset value, beginning of period ....................       $14.48            $10.00                      $10.00
                                                                  ------            ------                      ------
  Net investment income ...................................        (0.04)             0.08                        0.20
  Net realized and unrealized gain (loss) on investments ..         1.20              4.40                        0.28
                                                                  ------            ------                      ------
  Total from investment operations ........................         1.16              4.48                        0.48
                                                                  ------            ------                      ------
Distributions to shareholders:
  Net investment income ...................................        (0.08)               --                       (0.20)
  Net realized gains ......................................        (0.74)               --                       (0.24)
                                                                  ------            ------                      ------
  Total distributions .....................................        (0.82)               --                       (0.44)
                                                                  ------            ------                      ------
  Net asset value, end of period ..........................       $14.82            $14.48                      $10.04
                                                                  ======            ======                      ======
  Total return(a) .........................................         9.14%            44.80%                       4.98%
Ratios to average net assets/supplemental data:
  Net assets, end of period (in 000's) ....................      $13,376            $8,546                      $2,497
  Ratio of net investment income to average net assets ....        (0.67)%(b)        1.89%(b)                    4.05%(b)
  Expenses net of waivers/reimbursements(d) ...............         1.70%(b)         1.89%(b)                    1.73%(b)
  Expenses before waivers/reimbursements(e) ...............         1.82%(b)         2.45%(b)                    4.64%(b)
  Portfolio turnover rate .................................           86%             146%                        105%
  Average commision rate per share ........................      $0.0511          $0.0358                     $0.0353
===========================================================================================================================

(a) Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends.
(b)   Annualized.
(c) The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits, the expense ratio would be 0.99%.
(d) The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits, the expense ratio would be 1.50%.
(e) During the period, certain fees were voluntarily reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratio would have been as shown.
(f) On November 8, 1994, all shares of the Service Class were redeemed and there have been no further shares issued in this class since that date. Accordingly, the NAV per share represents the net asset value on November 8, 1994.
(g)   Prior to January 28, 1994, no shares of the Service Class were issued.
(h)   Period from April 15, 1997 (inception date of fund) to September 30, 1997.

                 See accompanying notes to financial statements.

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                                       22

                           The GABELLI Westwood Funds

                                   Equity Fund
                                  Balanced Fund
                             Intermediate Bond Fund
                              SmallCap Equity Fund
                                   Realty Fund
                                   (Unaudited)


                  Gabelli Westwood Funds -- Retail Class Shares
                  ---------------------------------------------
                  Average Annual Returns -- March 31, 1998 (a)

                            Calendar
                          First Quarter   1 Year   5 Year    Life of Fund    Inception Date
                          -------------   ------   ------    ------------    --------------
Equity .................      10.2%        39.2%    23.4%        16.4%          01/02/87
Balanced ...............       6.9         29.1     17.8         16.4           10/01/91
Intermediate Bond ......       1.9         12.4      6.2          7.3           10/01/91
SmallCap Equity ........      13.9         --       --            N/A           04/15/97
Realty .................       0.6         --       --            N/A           09/30/97

                 Gabelli Westwood Funds -- Service Class Shares
                 ----------------------------------------------
                 Average Annual Returns -- March 31, 1998 (a)(b)

                            Calendar
                          First Quarter   1 Year   5 Year    Life of Fund    Inception Date
                          -------------   ------   ------    ------------    --------------
Equity ................       10.1%        33.1%    30.1%        22.3%          01/28/94
Balanced ..............        6.7         23.5     22.2         16.6           04/06/93

(a) Total returns and average annual returns reflect changes in share price and reinvestment of dividends and are net of expenses. The net asset value of the Fund is reduced on the ex-dividend (payment) date by the amount of the dividend paid. Of course, returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed they may be worth more or less than their original cost.
(b) Includes the effect of the maximum 4.0% sales charge at the beginning of the period.

                           The GABELLI Westwood Funds

                              One Corporate Center
                                  Rye, NY 10580
                        General and Account Information:
                            1-800 GABELLI (422-3554)
                               Fax: 1-914-921-5118
                             http://www.gabelli.com
                             email: info@gabelli.com

                                Board of Trustees

              SUSAN M. BYRNE              JAMES P. CONN
              President and Chief         Chief Investment Officer
              Investment Officer          Financial Security Assurance
                                          Holdings Ltd.

              KARL OTTO POHL              WERNER J. ROEDER, MD
              Former President            Director of Surgery
              Deutsche Bundesbank         Lawrence Hospital

              ANTHONY J. COLAVITA
              Attorney-at-Law
              Anthony J. Colavita, P.C.

                                    Officers

              SUSAN M. BYRNE              BRUCE N. ALPERT
              President and Chief         Vice President and
              Investment Officer          Treasurer

              LYNDA J. CALKIN, CFA        PATRICIA R. FRAZE
              Vice President              Vice President

              JAMES E. McKEE
              Secretary

                               Investment Adviser
                             Gabelli Advisers, Inc.

                             Investment Sub-Adviser
                         Westwood Management Corporation

                                   Distributor
                             Gabelli & Company, Inc.

                                    Custodian
                              The Bank of New York

                                  Legal Counsel
                                Battle Fowler LLP

                             Independent Accountants
                              Price Waterhouse LLP

--------------------------------------------------------------------------------
This report is for the information of the shareholders of The Gabelli Westwood Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------